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January 22, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock LifePath® Index Retirement Fund, a series of BlackRock Funds III

Registration Statement on Form N-14 (File No. 333-231803)

Ladies and Gentlemen:

On behalf of BlackRock LifePath® Index Retirement Fund (the “Acquiring Fund”), a series of BlackRock Funds III (the “Trust”), and BlackRock LifePath® Index 2020 Fund (the “Target Fund”), a series of the Trust, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Trust’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Registration Statement”). This Post-Effective Amendment No. 1 is being filed solely to file a tax opinion of Sidley Austin LLP, counsel for the Trust, on behalf of the Target Fund, and the Trust, on behalf of the Acquiring Fund, as an Exhibit to the Registration Statement. The tax opinion relates to the reorganization of the Target Fund into the Acquiring Fund.

Any questions or comments on Post-Effective Amendment No. 1 should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn

John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.